[LOGO] ING PILGRIM                               Semi-Annual Report


                                 April 30, 2001

                                 Class Q


                                                 U.S. Equity Funds

                                                 Pilgrim Growth + Value
                                                 Pilgrim Research Enhanced Index
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Pilgrim
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                                TABLE OF CONTENTS
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          Letter to Shareholders ...............................     1
          Portfolio Managers' Reports ..........................     2
          Index Descriptions ...................................     6
          Statements of Assets and Liabilities .................     8
          Statements of Operations .............................    10
          Statements of Changes in Net Assets ..................    11
          Financial Highlights .................................    12
          Notes to Financial Statements ........................    14
          Portfolios of Investments ............................    21
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                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Class Q Semi-Annual Report for certain Pilgrim Funds.

On September 1, 2000 ING Groep N.V. (NYSE: ING) acquired ReliaStar Financial Corp., the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, Pilgrim Securities, Inc., Distributor to the Funds and Pilgrim Group, Inc., Administrator to the Funds. In conjunction with the acquisition the Adviser, Distributor and Administrator changed their names to ING Pilgrim Investments, Inc., ING Pilgrim Securities, Inc. and ING Pilgrim Group, Inc., respectively, effective September 8, 2000. Subsequently, in February 2001, ING Pilgrim Group, Inc. and ING Pilgrim Investments, Inc. became ING Pilgrim Group, LLC and ING Pilgrim Investments, LLC, respectively.

Our fund family now has many funds of varying types which provide core investment choices for the serious investor. There are two U.S. Equity Funds included in this Semi-Annual Report.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.(SM)

Sincerely,


ING Pilgrim Group, LLC
June 15, 2001

                                        1
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U.S. Equity
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                                                                       Portfolio
PILGRIM GROWTH + VALUE FUND                                     Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Navellier Fund Management, Inc. is the Sub-Advisor to the Pilgrim Growth + Value Fund. Louis Navellier is the Chief Investment Officer and President.

Goal: The Fund seeks to provide long-term capital appreciation by investing in equity securities of fast growing companies utilizing quantitative analysis.

Market Overview: There were few bright spots for investors during the period between October 31, 2000 and April 30, 2001.The volatility exhibited in the stock market during previous six months continued unabated as many companies warned of revenue and profit slowdowns. Any brief attempts at rallies in the stock market could not be sustained as bearish sentiment and falling consumer confidence swamped the market early in the year. There was little room to hide during the period as evidenced by the fact that the S&P 500 Index fell -12.07%. The technology heavy NASDAQ Composite also fell a dramatic -37.19%. Much of the relentless selling was fueled from tax selling (investors paying taxes on last year's capital gains), insider selling on 144 stock and margin call selling. For most of the period investors continued to punish tech stocks and other high P/E sectors. GARP (Growth At a Reasonable Price) strategies were favored by equity investors who typically sought refuge in value stocks over this tumultuous period.

In the first quarter of the year, consumer spending was responsible for virtually all of the U.S. economy's growth. However, the consensus of economists is that the U.S. economy weakened considerably late in the first quarter. This weakness has carried into the current quarter, which is why the Federal Reserve Board cut key interest rates for the fifth time this year. Furthermore, productivity recently fell, which is a big concern for the Federal Reserve Board since declining productivity will continue to erode business profits and investor confidence. Tentative investor confidence appeared to come back late in the period as respectable returns for the broad market were posted in April and May.

Performance: The Fund's Class Q shares fell -38.45%, during the six months ended April 30, 2001 compared to the Russell 2000 Growth Index which fell -17.35% and the Russell 2000 Index which fell -1.72%.

Portfolio Specifics: At the end of October the portfolio was heavily weighted in healthcare and technology stocks. As we revised our models at the end of the fourth and first quarters, the portfolio became more broadly diversified and shifted away from the more vulnerable technology stocks. Over the period the portfolio's average market capitalization has moved from an average of $4.9 billion down to approximately $4.1 billion. Significantly, the portfolio started the period with a median P/E of approximately 54.1 and currently has a median P/E of 24.2, evidencing the shift toward more defensive stocks.

Two recent changes have been incorporated into our stock selection process. First, our primary reward to risk measure has been supplemented with short-term reward to risk measures. Second, we have enhanced our fundamental models with new fundamental variables derived from forecasted earnings and earnings growth data. Extensive research indicates the addition of the short-term measures and the new fundamental variables should provide significant downside portfolio protection in declining markets without altering upside potential in rising markets.

Market Outlook: Much of good news that will likely drive the stock market higher in the short term has already been announced. The Federal Reserve Board cut key interest rates for the fifth time this year to help insure that the U.S. economy recovers rapidly. In the upcoming months, the $1.35 trillion tax cut will become effective and should stimulate the U.S. economy as tax cuts are gradually phased in over the next several years. The capital gains tax reform brewing in Congress, will further stimulate the stock market later this year due to the tax advantage that stocks will have over fixed income instruments. Retail sales appear to be rising and it is now evident that a consumer-led economic recovery may be underway. The only problem on the investment horizon is that the first quarter earnings declined for both the S&P 500 and the NASDAQ market. Unfortunately, the second quarter earnings results are also expected to decline as much as -20% for many of the large NASDAQ stocks. The quantitative stock selection models that we utilize to sort, grade and ultimately select the stocks for our portfolios are forecasting a narrow stock market in the upcoming months. We believe only the top 10% of large capitalization stocks and top 20% of small-to-mid capitalization stocks will likely outperform the overall stock market in the upcoming months due to the weak and deteriorating fundamentals associated with many

                                        2
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Portfolio
Managers' Report                                     PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

companies. There is currently a record $2 trillion in money market accounts. This money will cascade into the market once investors truly believe that the market has bottomed and will provide plenty of fuel to drive stocks higher. Although, near term indicators are not overly positive, we believe the market environment should improve this fall when corporate profits are expected to turnaround. Until then, the portfolio will assume a more defensive stance by holding predominately recession-resistant companies that are posting strong sales and earnings in an anemic economic environment.

                                Average Annual Total Returns
                             for the Period Ended April 30, 2001
                             -----------------------------------
                                       Since Inception
                                          06/05/00
                                          --------
Class Q                                    -42.66%
Russell 2000 Index                          -0.15%(1)
Russell 2000 Growth Index                  -30.37%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim Growth + Value Fund against the Russell 2000 Index and the Russell 2000 Growth Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the Index is shown from 06/01/00.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller and mid-sized companies may entail greater price variability than investing in stocks of larger companies.

                 See accompanying index descriptions on page 6.

                                        3
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                                                                       Portfolio
PILGRIM RESEARCH ENHANCED INDEX FUND                            Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: J.P. Morgan Investment Management, Inc. led by Timothy Devlin, Vice President.

Goal: The Pilgrim Research Enhanced Index Fund (the "Fund" or "REI") seeks capital appreciation by investing primarily in large companies that make up the S&P 500 Index. The Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Market Overview: The six months ending April 30, 2001 in the equity markets were characterized by glimpses of optimism shrouded by a cloud of negativity. November and December of 2000 saw a huge sell-off in the equity markets led by a 27% fall in the Nasdaq and an 8% drop in the S&P 500. This sell-off was driven by a number of factors. Technology stocks plummeted as a result of numerous earnings down grades and disappointments. Telecoms declined rapidly as wireless companies addressed their spectrum and capex financing needs and long distance voice providers continued to cut prices. On a larger scale, the increased fear of a recession and a prolonged Presidential election also added to the uncertainty in the market for the quarter.

The first quarter of 2001 saw a continuation of this drastic decline for equity markets as the S&P 500 and the Nasdaq declined 12% and 25%, respectively. The year began positively as the markets were buoyed by a surprise Fed rate cut of 50 basis points on January 3 and a subsequent 50 basis point cut announced at the January 31 Federal Open Market Committee (FOMC) meeting. Investors sensed the market had reached a bottom, rotated out of defensive names and returned to scoop up bargains in Telecoms and Technology. News during the months of February and March, however, did more than negate January's optimism. Signs of slowing economic growth, concerns of an inventory correction, announcements of cuts in capital spending, and deteriorating sales, profits and cash flow renewed fears of a hard landing. This environment drove the Nasdaq down to a two-year low in early March. Declines across all markets then continued as investors were disappointed by the Fed's 50 basis point interest rate cut at the March 20th FOMC meeting. At the end of the quarter, the S&P 500 and the Nasdaq had returned to levels not seen since the second half of 1998.

The markets, however, came roaring back in April. Spurred on by another surprise 50 basis point rate cut and bargain hunting following the massive sell-offs in February and March, the S&P 500 closed up 7.7% and the Nasdaq up 15.0% in April.

Performance: For the six months ended April 30, 2001, the Fund's Class Q shares provided a total return of -12.53% compared to a return of -12.07% for the S&P 500 Index.

Portfolio Specifics: As the Fund is sector and style neutral relative to the S&P 500, REI's performance over the period was attributable purely to stock selection within sectors. The Fund's stock selection was robust overall as stock picking added value in 12 out of 18 sectors. Security selection added most value in Finance, Consumer Stable and Industrial Cyclicals. On the other hand, stock picking in Software & Services, Telecoms and Network Technology proved troublesome as companies in these sectors gave analysts almost no guidance with regards to earnings.

More specifically, positions within the Fund that significantly added to performance included an overweight in Philip Morris Cos., Inc. and underweights in Applied Micro Circuits and Applied Biosystems Group. Positions that detracted from performance included overweights in Sun Microsystems and Level 3 Communications.

Market Outlook: U.S. economic data continues to be somewhat mixed. The Purchasing Managers Indexes suggest that the drag from the inventory cycle has peaked. Additionally, housing and autos have held up well reinforcing hopes that the GDP growth rate has bottomed. However, the economy faces major structural headwinds impeding demand growth, so a strong snapback to 3% or 4% GDP growth seems very unlikely; particularly in the short run. Households must rebuild savings now that the equity bubble has burst; and the capital spending boom of the 1990s has given way to a bust. On an inflation front, the data during the next couple of months should be market-friendly because demand growth has cooled, commodity prices are falling, the dollar is firm and incipient excess capacity suggests corporate pricing will remain low. Corporate profit growth, however, should remain below sales growth until after the unemployment rate has risen and excess capacity has been worked off. All in all, the Fund's sector neutral, stock picking strategy emphasizing company fundamentals should be able to add value across all market environments.

                                        4
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Portfolio
Managers' Report                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                        Average Annual Total Returns for
                        the Periods Ended April 30, 2001
                        --------------------------------
                                        Since Inception
                           1 Year          04/04/00
                           ------          --------
Class Q                    -15.34%          -16.96%
S&P 500 Index              -12.97%          -14.50%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim Research Enhanced Index Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the Index is shown from 04/01/00.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities.

                 See accompanying index descriptions on page 6.

                                        5
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                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 Index is a widely recognized index of 500 common stocks.

The Russell 2000 Index is an index that measures the performance of 2000 smaller U.S. companies.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks.

The Purchasing Managers Index is an indicator of economic activity based on a survey of over 250 companies within 21 industries covering all 50 states.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                                        6
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U.S. Equity
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      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                               Pilgrim            Pilgrim
                                                           Growth + Value    Research Enhanced
                                                                Fund            Index Fund
                                                            -------------      -------------
ASSETS:
Investments in securities at value*                         $ 635,441,474      $ 183,832,856
Short-term investments at amortized cost                       23,239,000            740,985
Cash                                                               29,554                185
Receivables:
 Investment securities sold                                    26,410,178            225,729
 Fund shares sold                                               1,921,656          1,365,080
 Dividends and interest                                            45,134            128,163
 Other                                                             69,434                 --
Prepaid expenses                                                  237,440              8,609
                                                            -------------      -------------
 Total assets                                                 687,393,870        186,301,607
                                                            -------------      -------------
LIABILITIES:
Payable for investment securities purchased                    18,246,409            232,379
Payable for fund shares redeemed                                1,469,156          1,892,030
Payable to affiliates                                             959,759            236,899
Payable for futures variation margin                                   --              2,100
Other accrued expenses and liabilities                            345,741            217,496
                                                            -------------      -------------
 Total liabilities                                             21,021,065          2,580,904
                                                            -------------      -------------
NET ASSETS                                                  $ 666,372,805      $ 183,720,703
                                                            =============      =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                             $ 950,410,000      $ 205,323,351
Accumulated net investment loss                                (7,719,397)          (647,483)
Accumulated net realized loss on investments and futures     (294,624,194)       (11,044,040)
Net unrealized appreciation (depreciation) of investments
 and futures                                                   18,306,396         (9,911,125)
                                                            -------------      -------------
NET ASSETS                                                  $ 666,372,805      $ 183,720,703
                                                            =============      =============
* Cost of securities                                        $ 617,135,078      $ 193,941,782

                 See Accompanying Notes to Financial Statements

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Funds
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      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                          Pilgrim             Pilgrim
                                                       Growth + Value    Research Enhanced
                                                            Fund             Index Fund
                                                       -------------       -------------
Class A:
Net assets                                             $ 160,101,443       $  13,357,511
Shares authorized                                          unlimited           unlimited
Par value                                              $        0.01       $        0.01
Shares outstanding                                        11,621,496           1,364,875
Net asset value and redemption price per share         $       13.78       $        9.79
Maximum offering price per share (5.75%)(1)            $       14.62       $       10.38
Class B:
Net assets                                             $ 324,395,343       $  76,705,683
Shares authorized                                          unlimited           unlimited
Par value                                              $        0.01       $        0.01
Shares outstanding                                        24,447,550           7,968,395
Net asset value and redemption price per share(2)      $       13.27       $        9.63
Maximum offering price per share                       $       13.27       $        9.63
Class C:
Net assets                                             $ 181,391,181       $  68,261,753
Shares authorized                                          unlimited           unlimited
Par value                                              $        0.01       $        0.01
Shares outstanding                                        13,676,039           7,088,698
Net asset value and redemption price per share(2)      $       13.26       $        9.63
Maximum offering price per share                       $       13.26       $        9.63
Class I:
Net assets                                                       n/a       $  24,952,738
Shares authorized                                                n/a           unlimited
Par value                                                        n/a       $        0.01
Shares outstanding                                               n/a           2,531,789
Net asset value and redemption price per share                   n/a       $        9.86
Maximum offering price per share                                 n/a       $        9.86
Class Q:
Net assets                                             $     484,838       $     443,018
Shares authorized                                          unlimited           unlimited
Par value                                              $        0.01       $        0.01
Shares outstanding                                            35,193              45,339
Net asset value and redemption price per share         $       13.78       $        9.77
Maximum offering price per share                       $       13.78       $        9.77

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

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  STATEMENTS OF OPERATIONS for the six months ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                     Pilgrim Growth + Value Fund        Pilgrim Research Enhanced Index Fund
                                                 -----------------------------------      --------------------------------
                                                   Six Months             Year             Six Months            Year
                                                      Ended               Ended               Ended              Ended
                                                    April 30,          October 31,          April 30,         October 31,
                                                      2001                2000                2001               2000
                                                 --------------       --------------      -------------      -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*                $      255,773       $      221,045      $   1,213,582      $   3,189,778
Interest                                                692,392            2,463,831             29,013            215,827
                                                 --------------       --------------      -------------      -------------
 Total investment income                                948,165            2,684,876          1,242,595          3,405,605
                                                 --------------       --------------      -------------      -------------
EXPENSES:
Investment management fees                            3,823,330            7,639,602            704,855          1,741,851
Distribution fees:
 Class A                                                279,405              510,815             24,565             84,544
 Class B                                              1,855,708            3,956,212            411,999          1,023,994
 Class C                                              1,032,439            1,978,306            384,463            891,570
 Class Q                                                    958                  591                385                260
Administrative fees                                     629,309              836,071            103,408            272,002
Transfer agent fees                                     342,861              763,960             90,585            236,223
Custody fees                                            114,019              229,188             85,590            211,510
Shareholder reporting fees                              330,496               82,396             10,069             24,884
Registration and filing fees                             41,546               78,985             48,421            104,627
Professional fees                                       131,948               53,616             16,688             36,875
Directors'/Trustees' fees                                56,270               17,980              5,430             10,980
Miscellaneous fees                                       31,732               16,501              3,620              7,572
                                                 --------------       --------------      -------------      -------------
 Total expenses                                       8,670,021           16,164,223          1,890,078          4,646,892
                                                 --------------       --------------      -------------      -------------
Net investment loss                              $   (7,721,856)      $  (13,479,347)     $    (647,483)     $  (1,241,287)
                                                 ==============       ==============      =============      =============
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FUTURES:
Net realized gain (loss) on investments and
 futures                                         $ (284,705,549)      $   96,147,664      $  (9,184,466)     $  (1,264,718)
Net change in unrealized appreciation
 (depreciation) of investments and futures         (127,704,267)          50,016,590        (20,107,038)         4,751,252
                                                 --------------       --------------      -------------      -------------
 Net realized and unrealized gain (loss) on
  investments and futures                          (412,409,816)         146,164,254        (29,291,504)         3,486,534
                                                 --------------       --------------      -------------      -------------
Increase (decrease) in net assets resulting
 from operations                                 $ (420,131,672)      $  132,684,907      $ (29,938,987)     $   2,245,247
                                                 ==============       ==============      =============      =============
* Foreign taxes                                  $        5,272       $           --      $          --      $      24,290

                 See Accompanying Notes to Financial Statements

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Funds
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                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                             Pilgrim Growth + Value Fund       Pilgrim Research Enhanced Index Fund
                                                         ----------------------------------     ----------------------------------
                                                            Six Months           Year             Six Months            Year
                                                              Ended              Ended               Ended              Ended
                                                            April 30,         October 31,          April 30,         October 31,
                                                               2001              2000                2001               2000
                                                         ---------------    ---------------     ---------------    ---------------
Increase (decrease) in net assets from operations:
Net investment loss                                      $    (7,721,856)   $   (13,479,347)    $      (647,483)   $    (1,241,287)
Net realized gain (loss) on investments and futures         (284,705,549)        96,147,664          (9,184,466)        (1,264,718)
Net change in unrealized appreciation (depreciation)
 of investments and futures                                 (127,704,267)        50,016,590         (20,107,038)         4,751,252
                                                         ---------------    ---------------     ---------------    ---------------
Net increase (decrease) in net assets resulting from
 operations of investments and futures                      (420,131,672)       132,684,907         (29,938,987)         2,245,247
                                                         ---------------    ---------------     ---------------    ---------------
Distributions to shareholders:
Net realized gain from investments                           (95,897,552)       (52,769,105)                 --         (3,268,200)
                                                         ---------------    ---------------     ---------------    ---------------
Total distributions                                          (95,897,552)       (52,769,105)                 --         (3,268,200)
                                                         ---------------    ---------------     ---------------    ---------------
Capital Share Transactions:
Net proceeds from sale of shares                             257,740,251        795,463,400          19,521,447         70,474,849
Shares resulting from dividend reinvestments                  62,408,969         32,130,552                  --          1,900,825
                                                         ---------------    ---------------     ---------------    ---------------
                                                             320,149,220        827,593,952          19,521,447         72,375,674
Cost of shares redeemed                                     (184,460,831)      (253,638,470)        (40,654,792)       (66,766,343)
                                                         ---------------    ---------------     ---------------    ---------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                  135,688,389        573,955,482         (21,133,345)         5,609,331
                                                         ---------------    ---------------     ---------------    ---------------
Net increase (decrease) in net assets                       (380,340,835)       653,871,284         (51,072,332)         4,586,378
                                                         ---------------    ---------------     ---------------    ---------------
Net assets, beginning of period                            1,046,713,640        392,842,356         234,793,035        230,206,657
                                                         ---------------    ---------------     ---------------    ---------------
Net assets, end of period                                $   666,372,805    $ 1,046,713,640     $   183,720,703    $   234,793,035
                                                         ===============    ===============     ===============    ===============
Undistributed net investment loss at end of period       $    (7,719,397)   $            --     $      (647,483)   $            --
                                                         ===============    ===============     ===============    ===============

                 See Accompanying Notes to Financial Statements

Financial
Highlights                               PILGRIM GROWTH + VALUE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                             Class Q
                                                    ------------------------
                                                    Six Months      Period
                                                       Ended         Ended
                                                     April 30,    October 31,
                                                       2001         2000(1)
                                                     --------       --------
Per Share Operating Performance:
 Net asset value, beginning of the period     $        24.90          26.73
 Income from investment operations:
 Net investment income (loss)                 $         0.06          (0.05)
 Net realized and unrealized loss on
 investments                                  $        (8.96)         (1.78)
 Total from investment operations             $        (8.90)         (1.83)
 Less distributions from:
 Net realized gain on investments             $         2.22             --
 Total distributions                          $         2.22             --
 Net asset value, end of the period           $        13.78          24.90
 Total return(2)                              %       (38.45)         (6.85)
Ratios and supplemental data:
 Net assets, end of the period (000's)        $          485          1,346
 Ratios to average net assets:
 Expenses(3)                                  %         1.61           1.53
 Net investment loss(3)                       %        (1.36)         (1.19)
 Portfolio turnover rate                      %           75            163

----------
(1)  Class Q commenced operations on June 5, 2000.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return information for less than one year is not annualized.
(3)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

                                                                       Financial
PILGRIM RESEARCH ENHANCED INDEX FUND (UNAUDITED)                      Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                              Class Q
                                                      ----------------------
                                                      Six Months     Period
                                                        Ended        Ended
                                                       April 30,   October 31,
                                                         2001        2000(1)
                                                       --------     --------
Per Share Operating Performance:
 Net asset value, beginning of the period          $      11.17        11.98
 Income from investment operations:
 Net investment loss                               $      (0.03)          --
 Net realized and unrealized loss on investments   $      (1.37)       (0.81)
 Total from investment operations                  $      (1.40)       (0.81)
 Net asset value, end of the period                $       9.77        11.17
 Total return(2)                                   %     (12.53)       (6.76)
Ratios and supplemental data:
 Net assets, end of the period (000's)             $        443          273
 Ratios to average net assets:
 Expenses(3)                                       %       1.23         1.32
 Net investment loss(3)                            %      (0.02)       (0.05)
 Portfolio turnover rate                           %         62           57

----------
(1)  Class Q commenced offering of shares on April 3, 2000.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return information for less than one year is not annualized.
(3)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

-------
Pilgrim
Funds
-------

         NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. The Pilgrim Mayflower Trust ("PMT") is an open-end investment management company registered under the Investment Company Act of 1940, as amended.

PMT is a Massachusetts business trust organized in 1992 and consists of three separately managed series ("Portfolios"). Two of the Portfolios in this report are: Pilgrim Growth + Value Fund ("Growth + Value Fund") and Pilgrim Research Enhanced Index Fund ("Research Enhanced Index Fund").

The investment objective of each Fund is described in each Fund's prospectus.

Each Fund offers at least four of the following classes of shares: Class A, Class B, Class C, Class I and Class Q. This report only covers Funds that offer Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Distribution from realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates result from differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar Financial Corp., the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, Pilgrim Securities, Inc., Distributor to the Funds and Pilgrim Group, Inc, Administrator to the Funds. In conjunction with the acquisition the Adviser, Distributor and Administrator changed their names to ING Pilgrim Investments, Inc., ING Pilgrim Securities, Inc. and ING Pilgrim Group, Inc., respectively, effective September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective February 27, 2001, ING Pilgrim Group, Inc. was merged into the newly formed ING Pilgrim Group, LLC ("IPG").

Security Valuation. Equity securities are valued daily at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid and asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days at the date of acquisition are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Funds. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. Independent pricing services are used to price the Funds' securities.

Security Transactions, Investment Income, Expenses. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative daily net asset value.

Distributions to Shareholders. Dividends from net investment income are declared and paid annually by the Funds. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

Foreign Currency. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gain (loss) on foreign currency transactions represents the foreign exchange: (1) gains and losses from the sale of holdings of foreign currencies,
(2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. Net change in unrealized appreciation (depreciation) of investments and foreign currency arise from changes in the value of assets and liabilities including investment in securities at fiscal year end, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the funds' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. There were no forward foreign currency contracts held by the Funds at April 30, 2001.

Options. The Funds may write (sell) and purchase put and call options. The premium collected or paid by a Fund for the sale or purchase of a call or put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option. If an option which a Fund has sold or purchased expires on the stipulated expiration date, the Fund realizes a gain or loss in the amount of the premium received or paid for the option.

For written options, the Fund's obligation may be discharged in three ways: (1) the option expires on the stipulated expiration date; (2) the option holder exercises the right to call (buy) or put (sell) the securitiy; or (3) the Fund enters into a closing transaction. If the option is held until expiration, the Fund recognizes a gain equal to the amount of premium received. If the written call option is exercised by the counterparty, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If the written put option is exercised by the counterparty, the premium reduces the cost basis of the securities purchased by the Fund. If the Fund enters into a closing transaction, a gain or loss is recognized equal to the difference between the premium received by the Fund from the counterparty and the amount paid by the Fund on effecting a closing purchase transaction, including brokerage commissions. As the writer of options, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Funds at April 30, 2001.

Futures Contracts. The Funds may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Funds' agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by the Funds each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Funds recognize a gain or loss equal to the daily variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involve the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Repurchase Agreements. The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Federal Income Taxes. The Funds intend to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no federal income tax provision or excise tax provision is required.

Management's Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Growth + Value Fund and the Research Enhanced Index Fund have entered into an Investment Management Agreement with ING Pilgrim Investments, LLC (the "Manager", the "Investment Manager", or the "Adviser"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreement compensates the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates: Growth + Value Fund -- 1.00%; Research Enhanced Index Fund -- 0.70%.

Navellier Fund Management, Inc. ("Navellier"), a registered investment advisor, serves as subadvisor to the Growth + Value Fund pursuant to a Subadivsory Agreement dated July 31,1996 and amended and restated on July 1, 1998, between the Advisor and Navellier. For its services, Navellier receives from the Adviser, a fee equal to 0.50% of the average daily net assets of the Fund. J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), a registered investment advisor, serves as subadvisor to the Research Enhanced Index Fund pursuant to a Subadvisory Agreement dated December 21, 1998, between the Advisor and J.P. Morgan. For its services, J.P. Morgan receives from the Adviser, a fee equal to 0.20% of the average daily net assets of the Fund.

ING Pilgrim Group, LLC (the "Administrator") serves as administator to each Fund. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. The Funds also charge an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 3 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Pilgrim Securities, Inc. (the "Distributor") is reimbursed or compensated (depending of the class of shares) by the Funds for expenses incurred in the distribution of each Funds' shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                               Class A   Class B   Class C   Class I   Class Q
                               -------   -------   -------   -------   -------
Growth + Value Fund             0.30%     1.00%     1.00%      N/A      0.25%
Research Enhanced Index Fund    0.30%     1.00%     1.00%      N/A      0.25%

In addition, each of the Funds has entered into a Service Agreement with IPG whereby IPG will act as Shareholder Service Agent for each Fund. The agreement provides that IPG will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services.

For the six months ended April 30, 2001, the Distributor has retained $136,026 as sales charges from the proceeds of Class A Shares sold and $82,780 from the proceeds of Class C Shares redeemed.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2001, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 2 and 3):

                                                            Accrued
                               Accrued                     Shareholder
                              Investment      Accrued     Services and
                              Management  Administrative  Distribution
                                 Fees          Fees           Fees       Total
                               --------       -------       --------    --------
Growth + Value Fund            $497,032       $49,703       $413,024    $959,759
Research Enhanced Index Fund    102,301        14,514        120,084     236,899

NOTE 5 -- TRANSFER AGENT FEES

Effective November 1, 2000, expenses associated with services provided by the transfer agent were allocated to each class of shares of the Funds based on average daily net assets at the following annual rates:

                               Class A   Class B   Class C   Class I   Class Q
                               -------   -------   -------   -------   -------
Growth + Value Fund              0.090%    0.090%    0.090%      N/A     0.060%
Research Enhanced Index Fund     0.103     0.103     0.103     0.002     0.002

For the six months ended April 30, 2001, transfer agent fees and expenses were:

                               Class A   Class B    Class C   Class I   Class Q    Total
                               -------   --------   -------   -------   -------   --------
Growth + Value Fund            $83,532   $166,474   $92,627   $    --   $   228   $342,861
Research Enhanced Index Fund     8,405     42,383    39,540       254         3     90,585

NOTE 6 -- FUTURES CONTRACTS

On April 30, 2001, the Research Enhanced Index Fund had $190,000 principal amount of U.S. Treasury obligations pledged as collateral to cover margin requirements for open futures contracts.

Open futures contracts at April 30, 2001, were as follows:

                   Number of                                  Unrealized
     Contract      Contracts      Month      Commitment      Appreciation
     --------      ---------      -----      ----------      ------------
     S&P 500           2           June         Buy            $196,883

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 7 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended April 30, 2001, were as follows:

                         Growth + Value     Research Enhanced
                              Fund             Index Fund
                          ------------        ------------
Aggregate purchases       $641,580,934        $212,295,595
Aggregate sales           $572,787,606        $125,941,142

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                           Class A                           Class B
                                                ------------------------------    ------------------------------
                                                 Six Months           Year         Six Months           Year
                                                   Ended             Ended            Ended            Ended
                                                 April 30,        October 31,       April 30,       October 31,
                                                    2001              2000            2001              2000
                                                -------------    -------------    -------------    -------------
Growth + Value Fund
 (Number of Shares)
Shares sold                                         6,355,903       11,866,737        5,226,854       11,175,519
Shares issued as reinvestment of dividends            890,937          380,695        1,515,446          806,730
Shares redeemed                                    (5,968,472)      (6,015,701)      (3,283,313)      (2,742,651)
                                                -------------    -------------    -------------    -------------
Net increase in shares outstanding                  1,278,368        6,231,731        3,458,987        9,239,598
                                                =============    =============    =============    =============
Growth + Value Fund ($)
Shares sold                                     $ 106,037,610    $ 303,851,859    $  88,017,613    $ 278,695,932
Shares issued as reinvestment of dividends         17,582,269        8,366,591       28,928,652       17,285,755
Shares redeemed                                   (96,646,989)    (151,084,341)     (48,292,832)     (67,678,591)
                                                -------------    -------------    -------------    -------------
Net increase                                    $  26,972,890    $ 161,134,109    $  68,653,433    $ 228,303,096
                                                =============    =============    =============    =============

                                                           Class C                           Class Q
                                                ------------------------------    ------------------------------
                                                 Six Months           Year          Six Months          Year
                                                    Ended            Ended            Ended            Ended
                                                  April 30,       October 31,       April 30,       October 31,
                                                    2001              2000             2001             2000
                                                -------------    -------------    -------------    -------------
Growth + Value Fund
 (Number of Shares)
Shares sold                                         3,775,789        8,365,370            8,424           54,841
Shares issued as reinvestment of dividends            827,515          302,389            5,569               --
Shares redeemed                                    (2,536,387)      (1,424,913)         (32,871)            (770)
                                                -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding       2,066,917        7,242,846          (18,878)          54,071
                                                =============    =============    =============    =============
Growth + Value Fund ($)
Shares sold                                     $  63,517,920    $ 211,475,739    $     167,108    $   1,439,870
Shares issued as reinvestment of dividends         15,788,115        6,478,206          109,933               --
Shares redeemed                                   (38,969,103)     (34,857,895)        (551,907)         (17,643)
                                                -------------    -------------    -------------    -------------
Net increase (decrease)                         $  40,336,932    $ 183,096,050    $    (274,866)   $   1,422,227
                                                =============    =============    =============    =============

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                            Class A                          Class B
                                                ------------------------------    ------------------------------
                                                  Six Months         Year          Six Months           Year
                                                    Ended            Ended           Ended             Ended
                                                  April 30,       October 31,      April 30,        October 31,
                                                     2001            2000             2001              2000
                                                -------------    -------------    -------------    -------------
Research Enhanced Index Fund
 (Number of Shares)
Shares sold                                           309,070          905,210          630,435        2,050,650
Shares issued as reinvestment of dividends                 --           14,197               --           52,910
Shares redeemed                                    (1,054,129)      (1,242,238)      (1,176,271)      (2,542,262)
                                                -------------    -------------    -------------    -------------
Net decrease in shares outstanding                   (745,059)        (322,831)        (545,836)        (438,702)
                                                =============    =============    =============    =============
Research Enhanced Index Fund ($)
Shares sold                                     $   3,153,797    $  10,303,882    $   6,455,123    $  23,253,462
Shares issued as reinvestment of dividends                 --          165,396               --          612,733
Shares redeemed                                   (10,749,611)     (14,134,442)     (11,548,739)     (28,592,017)
                                                -------------    -------------    -------------    -------------
Net decrease                                    $  (7,595,814)   $  (3,665,164)   $  (5,093,616)   $  (4,725,822)
                                                =============    =============    =============    =============

                                                            Class C                      Class I                   Class Q
                                                ------------------------------    ----------------------    ----------------------
                                                  Six Months         Year        Six Months      Year      Six Months      Year
                                                    Ended            Ended          Ended        Ended        Ended        Ended
                                                  April 30,       October 31,     April 30,   October 31,   April 30,   October 31,
                                                     2001            2000           2001         2000         2001         2000
                                                -------------    -------------    ---------    ---------    ---------    ---------
Research Enhanced Index Fund
 (Number of Shares)
Shares sold                                           935,545        3,232,804           --           --       29,840       33,521
Shares issued as reinvestment of dividends                 --           64,089           --       31,779           --           --
Shares redeemed                                    (1,852,429)      (2,138,973)          --           --       (8,945)      (9,077)
                                                -------------    -------------    ---------    ---------    ---------    ---------
Net increase (decrease) in shares outstanding        (916,884)       1,157,920           --       31,779       20,895       24,444
                                                =============    =============    =========    =========    =========    =========
Research Enhanced Index Fund ($)
Shares sold                                     $   9,619,105    $  36,538,030    $      --    $      --    $ 293,422    $ 379,475
Shares issued as reinvestment of dividends                 --          751,195           --      371,501           --           --
Shares redeemed                                   (18,265,597)     (23,939,384)          --           --      (90,845)    (100,500)
                                                -------------    -------------    ---------    ---------    ---------    ---------
Net increase (decrease)                         $  (8,646,492)   $  13,349,841    $      --    $ 371,501    $ 202,577    $ 278,975
                                                =============    =============    =========    =========    =========    =========

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 9 -- SECURITY LOANS

Each Fund may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, each Fund may bear risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of fees or all or a portion of the income from investments of the collateral. The Funds also continue to earn income on the securities loaned. At April 30, 2001, the Funds did not have any securities on loan.

NOTE 10 -- LINE OF CREDIT

PMT, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used ony to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the six-month period ended April 30, 2001, the Funds did not have any loans outstanding.

NOTE 11 -- CHANGES IN THE FUND'S YEAR END

Effective May 31, 2001, the Funds changed their fiscal year-end to May 31 from October 31. This change was done to facilitate the administration of the Funds.

Pilgrim
Growth +
Value Fund

            PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
 COMMON STOCK: 95.36%
                 Airlines: 2.26%
  826,800        Southwest Airlines                                $ 15,056,028
                                                                   ------------
                                                                     15,056,028
                                                                   ------------
                 Apparel: 2.07%
  539,400   @    Reebok Intl. Ltd.                                   13,824,822
                                                                   ------------
                                                                     13,824,822
                                                                   ------------
                 Commercial Services: 6.90%
  329,000   @    Concord EFS, Inc.                                   15,314,950
  236,900   @    Plexus Corp.                                         7,277,568
  204,000   @    Professional Detailing, Inc.                        14,932,800
  233,200   @    Rent-A-Center, Inc.                                  8,441,840
                                                                   ------------
                                                                     45,967,158
                                                                   ------------
                 Computers: 7.89%
  160,200   @    Affiliated Computer Services, Inc.                  11,428,988
  308,700   @    Bisys Group, Inc.                                   14,879,340
  683,100   @    Mentor Graphics Corp.                               17,972,361
  150,000   @    Sungard Data Systems, Inc.                           8,290,500
                                                                   ------------
                                                                     52,571,189
                                                                   ------------
                 Diversified Financial Services: 2.57%
  369,000   @    AmeriCredit Corp.                                   17,106,840
                                                                   ------------
                                                                     17,106,840
                                                                   ------------
                 Electrical Components & Equipment: 0.96%
  181,500        C&D Technologies, Inc.                               6,439,620
                                                                   ------------
                                                                      6,439,620
                                                                   ------------
                 Electronics: 1.23%
  271,600        Technitrol, Inc.                                     8,169,728
                                                                   ------------
                                                                      8,169,728
                                                                   ------------
                 Healthcare-Products: 22.78%
  466,600        Biomet, Inc.                                        19,937,818
  323,000   @    Henry Schein, Inc.                                  12,409,660
  108,200   @    Laboratory Corp. Of America Holdings                15,256,200
  299,300   @    Lincare Holdings, Inc.                              14,926,091
  167,200   @    Quest Diagnostics, Inc.                             20,599,040
  556,000   @    Respironics, Inc.                                   17,647,440
  259,900        Stryker Corp.                                       15,409,471
  341,700   @    Trigon Healthcare, Inc.                             20,573,757
  167,700   @    Universal Health Services                           15,052,752
                                                                   ------------
                                                                    151,812,229
                                                                   ------------
                 Home Builders: 2.53%
  384,900        Lennar Corp.                                        16,847,073
                                                                   ------------
                                                                     16,847,073
                                                                   ------------
                 Insurance: 3.71%
  282,600        Loews Corp.                                         19,050,066
  150,000        Torchmark Corp.                                      5,683,500
                                                                   ------------
                                                                     24,733,566
                                                                   ------------
                 Leisure Time: 0.99%
  270,900        Callaway Golf Co.                                    6,572,034
                                                                   ------------
                                                                      6,572,034
                                                                   ------------
                 Oil & Gas: 8.70%
  318,600        Cross Timbers Oil Co.                                8,649,990
  235,700        Helmerich & Payne, Inc.                             12,074,911
  407,800   @    Nabors Industries, Inc.                             24,313,036
  287,000        Ultramar Diamond Shamrock Corp.                     12,946,570
                                                                   ------------
                                                                     57,984,507
                                                                   ------------
                 Pharmaceuticals: 4.36%
  212,800   @    AdvancePCS                                          12,257,280
  310,700   @    Amerisource Health Corp.                            16,777,800
                                                                   ------------
                                                                     29,035,080
                                                                   ------------
                 Retail: 10.02%
  382,700   @    Abercrombie & Fitch Co.                             12,743,910
  666,250   @    American Eagle Outfitters                           24,797,825
  468,600   @    Brinker Intl., Inc.                                 13,448,820
  377,200        Talbots, Inc.                                       15,785,820
                                                                   ------------
                                                                     66,776,375
                                                                   ------------
                 Semiconductors: 10.59%
  317,700   @    Integrated Device Technology, Inc.                  12,444,309
  566,600   @    International Rectifier Corp.                       31,446,300
  320,000   @    Nvidia Corp.                                        26,656,000
                                                                   ------------
                                                                     70,546,609
                                                                   ------------
                 Telecommunications: 6.45%
  509,800   @    Emulex Corp.                                        18,306,918
  427,600        Scientific-Atlanta, Inc.                            24,685,348
                                                                   ------------
                                                                     42,992,266
                                                                   ------------
                 Transportation: 1.35%
  177,500        Teekay Shipping Corp.                                9,006,350
                                                                   ------------
                                                                      9,006,350
                                                                   ------------
                 Total Common Stock (Cost $617,135,078)             635,441,474
                                                                   ------------

Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.49%
                 Repurchase Agreement: 3.49%
$23,239,000        State Street Bank & Trust Repurchase Agreement,
                   4.250%, due 05/01/01 (Collateralized by
                   $22,565,000 U.S. Treasury Bond, 6.250%,
                   Due 08/15/23, Market Value $23,706,338)         $ 23,239,000
                                                                   ------------
                   Total Short-Term Investments
                     (Cost $23,239,000)                              23,239,000
                                                                   -------------
                   Total Investments in Securities
                     (Cost $640,374,078)*                 98.85%   $658,680,474
                   Other Assets and Liabilities-Net        1.15%      7,692,331
                                                         ------    ------------
                   Net Assets                            100.00%   $666,372,805
                                                         ======    ============

@    Non-income producing security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                     $ 56,491,499
                 Gross Unrealized Depreciation                      (38,185,103)
                                                                   ------------
                 Net Unrealized Appreciation                       $ 18,306,396
                                                                   ============

                 See Accompanying Notes to Financial Statements

Pilgrim
Research
Enhanced
Index Fund

            PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 100.06%
                 Advertising: 0.09%
    4,300        Interpublic Group Co., Inc.                       $    145,985
      200        Omnicom Group                                           17,570
                                                                   ------------
                                                                        163,555
                                                                   ------------
                 Aerospace/Defense: 1.11%
    7,300        BF Goodrich Co.                                        287,620
   15,900        Boeing Co.                                             982,620
    4,300        Lockheed Martin Corp.                                  151,188
    7,900        United Technologies Corp.                              616,832
                                                                   ------------
                                                                      2,038,260
                                                                   ------------
                 Airlines: 0.38%
    1,000   @    Continental Airlines, Inc.                              51,400
    2,800        Delta Air Lines, Inc.                                  123,284
   28,600        Southwest Airlines                                     520,806
                                                                   ------------
                                                                        695,490
                                                                   ------------
                 Apparel: 0.29%
    6,800   @    Jones Apparel Group, Inc.                              270,232
    6,400        Nike, Inc.                                             267,584
                                                                   ------------
                                                                        537,816
                                                                   ------------
                 Auto Manufacturers: 0.83%
   25,400        Ford Motor Co.                                         748,791
   12,000        General Motors Corp.                                   657,720
    2,400        Paccar, Inc.                                           116,448
                                                                   ------------
                                                                      1,522,959
                                                                   ------------
                 Auto Parts & Equipment: 0.26%
    1,200        Dana Corp.                                              23,556
   24,700        Delphi Automotive Systems                              368,030
    2,400   @    Lear Corp.                                              86,400
                                                                   ------------
                                                                        477,986
                                                                   ------------
                 Banks: 4.59%
   13,900        Amsouth Bancorporation                                 238,385
   26,000        Bank of America Corp.                                1,456,000
   12,800        Bank of New York Co., Inc.                             642,560
   36,500        Bank One Corp.                                       1,378,605
    3,400        Banknorth Group, Inc.                                   67,286
      100        Comerica, Inc.                                           5,143
    1,200        Compass Bancshares, Inc.                                27,768
   18,600        First Union Corp.                                      557,442
    8,500        FleetBoston Financial Corp.                            326,145
    4,500        Hibernia Corp.                                          73,440
    2,700        Huntington Bancshares                                   40,689
   18,600        Keycorp                                                431,148
    6,300        Mellon Financial Corp.                                 257,859
    6,000        National Commerce Financial Corp.                      149,460
    2,800        Northern Trust Corp.                                   182,084
   10,000        PNC Financial Services Group, Inc.                     650,700
    4,500        SouthTrust Corp.                                       213,975
    1,500        Suntrust Banks, Inc.                                    95,250
   57,700        US Bancorp                                           1,222,086
    8,000        Wells Fargo & Co.                                      375,760
      600        Wilmington Trust Corp.                                  34,680
                                                                   ------------
                                                                      8,426,465
                                                                   ------------
                 Beverages: 1.64%
    8,500        Anheuser-Busch Co., Inc.                               339,915
   40,800        Coca-Cola Co.                                        1,884,552
   18,100        Pepsico, Inc.                                          792,961
                                                                   ------------
                                                                      3,017,428
                                                                   ------------
                 Biotechnology: 0.83%
   19,300   @    Amgen, Inc.                                          1,180,002
    5,500   @    Human Genome Sciences, Inc.                            353,265
                                                                   ------------
                                                                      1,533,267
                                                                   ------------
                 Chemicals: 1.55%
    6,500        Air Products & Chemicals, Inc.                         279,435
   16,700        Dow Chemical Co.                                       558,615
   12,200        Du Pont (E.I.) de Nemours & Co.                        551,318
   10,500        PPG Industries, Inc.                                   558,075
    9,800        Praxair, Inc.                                          463,834
   12,900        Rohm & Haas Co.                                        443,373
                                                                   ------------
                                                                      2,854,650
                                                                   ------------
                 Commercial Services: 0.36%
   37,200   @    Cendant Corp.                                          659,928
                                                                   ------------
                                                                        659,928
                                                                   ------------
                 Computers: 5.64%
   35,700        Compaq Computer Corp.                                  624,750
   39,800   @    Dell Computer Corp.                                  1,046,342
    7,000        Electronic Data Systems Corp.                          451,500
   39,800   @    EMC Corp.-Mass.                                      1,576,080
   26,600        Hewlett-Packard Co.                                    756,238
   31,200        International Business Machines Corp.                3,592,368
      400   @    Lexmark Intl., Inc.                                     24,572
   13,100   @    NCR Corp.                                              615,831
    5,300   @    Quantum Corp.-DLT & Storage                             60,420
   18,700        Seagate Technologies, Inc.                               1,496
   66,900   @    Sun Microsystems, Inc.                               1,145,328
    8,300   @    Veritas Software Corp.                                 494,763
                                                                   ------------
                                                                     10,389,688
                                                                   ------------
                 Cosmetics/Personal Care: 1.81%
    4,700        Colgate-Palmolive Co.                                  262,495
    6,500        Estee Lauder Co., Inc.                                 258,375
   21,900        Gillette Co.                                           621,084
   11,900        Kimberly-Clark Corp.                                   706,860
   24,500        Procter & Gamble Co.                                 1,471,225
                                                                   ------------
                                                                      3,320,039
                                                                   ------------
                 Distribution/Wholesale: 0.11%
    5,000        W.W. Grainger, Inc.                                    193,900
                                                                   ------------
                                                                        193,900
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Research
Enhanced
Index Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                 Diversified Financial Services: 7.82%
    2,200        AG Edwards, Inc.                                  $     89,474
   20,300        American Express Co.                                   861,532
    4,400   @    AmeriCredit Corp.                                      203,984
      800        The Bear Stearns Co., Inc.                              40,240
   14,700        Capital One
                 Financial Corp.                                        924,042
   12,100        CIT Group, Inc.                                        444,070
   98,500        Citigroup, Inc.                                      4,841,275
    7,800        Countrywide Credit Industries, Inc.                    332,826
   20,100        Fannie Mae                                           1,613,226
    1,100        Franklin Resources, Inc.                                48,015
   14,600        Freddie Mac                                            960,680
    6,300        Goldman Sachs Group, Inc.                              573,930
   11,000        Household Intl., Inc.                                  704,220
      400        Legg Mason, Inc.                                        19,148
    9,200        MBNA Corp.                                             327,980
    5,700        Merrill Lynch & Co.                                    351,690
   12,900        Morgan Stanley Dean Witter & Co.                       809,991
   18,800        Providian Financial Corp.                            1,002,040
    7,200        Stilwell Financial, Inc.                               212,184
                                                                   ------------
                                                                     14,360,547
                                                                   ------------
                 Electric: 3.23%
    2,100   @    AES Corp.                                              100,107
    5,800        Ameren Corp.                                           243,426
    7,800        Cinergy Corp.                                          270,504
    8,000        CMS Energy Corp.                                       250,400
    7,900        Consolidated Edison, Inc.                              295,539
    1,200        Dominion Resources, Inc.                                82,188
    8,400        DTE Energy Co.                                         352,128
    9,100        Emerson Electric Co.                                   606,515
   19,400        Entergy Corp.                                          785,700
    6,300        FPL Group, Inc.                                        377,370
    6,100        GPU, Inc.                                              203,191
    8,500        NiSource, Inc.                                         253,045
    4,600        Pinnacle West Capital Corp.                            230,874
      200        Potomac Electric Power                                   4,372
   13,200        Progress Energy, Inc.                                  583,968
    6,300        Reliant Energy, Inc.                                   312,165
   11,200        TXU Corp.                                              492,352
    6,400        Wisconsin Energy Corp.                                 140,800
   11,400        XCEL Energy, Inc.                                      355,680
                                                                   ------------
                                                                      5,940,324
                                                                   ------------
                 Electronics: 0.51%
    6,500   @    Agilent Technologies, Inc.                             253,565
    4,600        Applied Biosystems Group - Applera Corp.               147,476
    4,500        Johnson Controls, Inc.                                 325,800
    4,400        Parker Hannifin Corp.                                  205,128
                                                                   ------------
                                                                        931,969
                                                                   ------------
                 Environmental Control: 0.14%
   10,300        Waste Management, Inc.                                 251,423
                                                                   ------------
                                                                        251,423
                                                                   ------------
                 Food: 1.86%
    2,600        Campbell Soup Co.                                       79,144
    9,400        General Mills, Inc.                                    370,454
   10,700        Heinz (H.J.) Co.                                       418,905
      800        Hershey Foods Corp.                                     48,328
   10,200        Kellogg Co.                                            260,100
   21,600   @    Kroger Co.                                             487,944
    5,300        Quaker Oats Co.                                        514,100
   13,100   @    Safeway, Inc.                                          711,330
    9,500        Unilever NV                                            533,140
                                                                   ------------
                                                                      3,423,445
                                                                   ------------
                 Forest Products & Paper: 0.34%
    5,400        Georgia-Pacific Group                                  175,554
    5,300        International Paper Co.                                207,654
    2,200        Temple-Inland, Inc.                                    112,200
    2,300        Weyerhaeuser Co.                                       130,019
                                                                     ----------
                                                                        625,427
                                                                     ----------
                 Hand/Machine Tools: 0.03%
    1,300        Black & Decker Corp.                                    51,818
                                                                   ------------
                                                                         51,818
                                                                   ------------
                 Healthcare-Products: 2.60%
    4,600        Bard (C.R.), Inc.                                      202,446
    5,000        Baxter Intl., Inc.                                     455,750
   12,500        Becton Dickinson & Co.                                 404,375
    9,500   @    Boston Scientific Corp.                                150,860
    9,000   @    Guidant Corp.                                          369,000
   24,000        Johnson & Johnson                                    2,315,520
   13,200        Medtronic, Inc.                                        588,720
    5,200   @    St. Jude Medical, Inc.                                 297,700
                                                                   ------------
                                                                      4,784,371
                                                                   ------------
                 Healthcare-Services: 0.68%
    7,900   @    Aetna, Inc.                                            222,701
    9,200        HCA -- The Healthcare Co.                              356,040
   15,100   @    Tenet Healthcare Corp.                                 674,064
                                                                   ------------
                                                                      1,252,805
                                                                   ------------
                 Insurance: 4.03%
    2,700        Aflac, Inc.                                             85,860
   19,300        Allstate Corp.                                         805,775
    7,200        AMBAC Financial Group, Inc.                            387,432
   16,800        American General Corp.                                 732,648
   36,100        American Intl. Group                                 2,952,980
    5,000        Cigna Corp.                                            533,500
    4,300        Hartford Financial Services                            267,030
    7,600        Lincoln National Corp.                                 350,816
    3,600        Marsh & McLennan Co.                                   347,184
    7,950        MBIA, Inc.                                             380,408
    5,200        St Paul Co.                                            234,520
    6,700        Torchmark Corp.                                        253,863
    2,400        UnumProvident Corp.                                     71,784
                                                                   ------------
                                                                      7,403,800
                                                                   ------------
                 Internet: 0.54%
   24,000        Charles Schwab Corp.                                   475,200
   16,200   @    E*trade Group, Inc.                                    152,280
      500   @    eBay, Inc.                                              25,240
    2,200   @    IndyMac Bancorp, Inc.                                   50,380
      900   @    Symantec, Corp.                                         58,329
   18,300   @    TD Waterhouse Group, Inc.                              205,143
      400   @    VeriSign, Inc.                                          20,512
                                                                   ------------
                                                                        987,084
                                                                   ------------
                 Leisure Time: 0.21%
    8,300        Harley-Davidson, Inc.                                  382,547
                                                                   ------------
                                                                        382,547
                                                                   ------------
                 Lodging: 0.61%
      400   @    Harrah's Entertainment, Inc.                            13,800
   20,200        Hilton Hotels Corp.                                    223,210
   10,000        Marriott Intl., Inc.                                   458,800
   11,600        Starwood Hotels & Resorts Worldwide, Inc.              418,644
                                                                   ------------
                                                                      1,114,454
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Research
Enhanced
Index Fund

     PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                 Machinery-Construction & Mining: 0.11%
    4,100        Caterpillar, Inc.                                 $    205,820
                                                                   ------------
                                                                        205,820
                                                                   ------------
                 Machinery-Diversified: 0.37%
    4,100        Dover Corp.                                            160,187
    7,000        Ingersoll-Rand Co.                                     329,000
    4,300        Rockwell Intl. Corp.                                   193,629
                                                                   ------------
                                                                        682,816
                                                                   ------------
                 Media: 5.36%
      700   @    Adelphia Communications                                 25,452
   25,200        Alcoa, Inc.                                          1,043,280
   78,800   @    AOL Time Warner, Inc.                                3,979,400
   14,900   @    AT&T - Liberty Media Corp.                             238,400
    4,200   @    Clear Channel Communications                           234,360
   17,200   @    Comcast Corp.                                          755,252
   16,600        Disney (Walt) Co.                                      502,150
    4,400   @    Fox Entertainment Group, Inc.                          100,980
   10,200        Gannett Co., Inc.                                      658,410
   12,800   @    Gemstar-TV Guide Intl., Inc.                           531,456
    2,500        Knight Ridder, Inc.                                    135,375
    4,300        New York Times Co.                                     176,429
   28,200   @    Viacom, Inc.                                         1,468,092
                                                                   ------------
                                                                      9,849,036
                                                                   ------------
                 Miscellaneous Manufacturing: 6.99%
    4,000        Cooper Industries, Inc.                                149,480
    2,000        Danaher Corp.                                          112,020
   17,800        Eastman Kodak Co.                                      774,300
    3,700        Eaton Corp.                                            272,357
  168,600        General Electric Co.                                 8,182,158
   17,700        Honeywell Intl., Inc.                                  865,176
    2,100        Illinois Tool Works                                    133,098
    6,100        ITT Industries, Inc.                                   268,827
   39,000        Tyco Intl. Ltd.                                      2,081,430
                                                                   ------------
                                                                     12,838,846
                                                                   ------------
                 Office/Business Equipment: 0.02%
    4,200        Xerox Corp.                                             37,968
                                                                   ------------
                                                                         37,968
                                                                   ------------
                 Oil & Gas: 6.81%
    1,100        Amerada Hess Corp.                                      96,250
    7,900        Anadarko Petroleum Corp.                               510,498
    1,700        Apache Corp.                                           108,732
   12,800        Chevron Corp.                                        1,235,968
    3,300        Conoco, Inc.                                           100,386
      400        Conoco, Inc.                                            12,116
    2,300        Devon Energy Corp.                                     135,723
    2,100        Diamond Offshore Drilling                               92,232
    1,700        Ensco Intl., Inc.                                       66,130
   66,300        Exxon Mobil Corp.                                    5,874,180
   10,300   @    Global Marine, Inc.                                    296,125
    4,200   @    Rowan Co., Inc.                                        139,398
   39,800        Royal Dutch Petroleum Co.                            2,369,294
   19,800        Texaco, Inc.                                         1,431,144
      700        Transocean Sedco Forex, Inc.                            37,996
                                                                   ------------
                                                                     12,506,172
                                                                   ------------
                 Oil & Gas Services: 0.61%
   12,800        Baker Hughes, Inc.                                     502,912
    4,800   @    Cooper Cameron Corp.                                   302,688
    4,700        Halliburton Co.                                        203,087
    1,600        Schlumberger Ltd.                                      106,080
                                                                   ------------
                                                                      1,114,767
                                                                   ------------
                 Packaging & Containers: 0.08%
    9,600   @    Smurfit-Stone Container Corp.                          140,640
                                                                   ------------
                                                                        140,640
                                                                   ------------
                 Pharmaceuticals: 8.69%
   18,200        Abbott Laboratories                                    844,116
    7,000   @    Alza Corp.                                             320,040
   22,500        American Home Products Corp.                         1,299,375
   26,100        Bristol-Myers Squibb Co.                             1,461,600
   17,200        Eli Lilly & Co.                                      1,462,000
    4,000   @    Forest Laboratories, Inc.                              244,600
    1,000   @    Medimmune, Inc.                                         39,150
   40,100        Merck & Co., Inc.                                    3,046,397
  110,600        Pfizer, Inc.                                         4,788,980
   25,400        Pharmacia Corp.                                      1,327,404
   29,200        Schering-Plough Corp.                                1,125,368
                                                                   ------------
                                                                     15,959,030
                                                                   ------------
                 Pipelines: 0.75%
    6,900        Dynegy, Inc.                                           399,165
    6,300        EL Paso Corp.                                          433,440
    8,600        Enron Corp.                                            539,392
                                                                   ------------
                                                                      1,371,997
                                                                   ------------
                 Retail: 6.07%
    4,600   @    Abercrombie & Fitch Co.                                153,180
    2,600   @    Best Buy Co., Inc.                                     143,130
    7,400   @    Costco Wholesale Corp.                                 258,482
    4,100        CVS Corp.                                              241,695
   13,600   @    Federated Department Stores                            584,528
    8,800        The Gap, Inc.                                          243,848
   43,500        Home Depot, Inc.                                     2,048,850
    4,200   @    Kohls Corp.                                            256,452
    8,300        Limited, Inc.                                          140,436
    6,700        Lowe's Co.                                             422,100
   13,100        May Department Stores Co.                              487,975
   28,300        McDonald's Corp.                                       778,250
   22,200        Target Corp.                                           853,590
   18,500        TJX Co., Inc.                                          579,605
    8,800        Walgreen Co.                                           376,464
   69,400        Wal-Mart Stores, Inc.                                3,590,756
                                                                   ------------
                                                                     11,159,341
                                                                   ------------
                 Savings & Loans: 0.73%
    5,400        Charter One Financial, Inc.                            158,220
    3,000        Dime Bancorp, Inc.                                     100,050
    4,200        Golden State Bancorp, Inc.                             125,160
    3,700        Greenpoint Financial Corp.                             136,160
    7,800        Sovereign Bancorp, Inc.                                 82,758
   14,700        Washington Mutual, Inc.                                733,971
                                                                   ------------
                                                                      1,336,319
                                                                   ------------
                 Semiconductors: 4.28%
   10,100   @    Altera Corp.                                           255,429
    3,600   @    Analog Devices, Inc.                                   170,316
   16,000   @    Applied Materials, Inc.                                873,600
    3,500   @    Broadcom Corp.                                         145,460
    2,000   @    Cypress Semiconductor Corp.                             45,200
  112,000        Intel Corp.                                          3,461,920
    4,300   @    Lattice Semiconductor Corp.                            105,909
    9,700        Linear Technology Corp.                                465,988
    6,300   @    LSI Logic Corp.                                        128,961
    6,500   @    Maxim Integrated Products                              332,150
    6,600   @    Micron Technology, Inc.                                299,508
    1,200   @    PMC - Sierra, Inc.                                      49,980
   28,200        Texas Instruments, Inc.                              1,091,340
    9,100   @    Xilinx, Inc.                                           431,977
                                                                   ------------
                                                                      7,857,738
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Research
Enhanced
Index Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                 Software: 5.17%
    4,500        Adobe Systems, Inc.                               $    202,140
      400        Autodesk, Inc.                                          13,944
   12,200        Automatic Data Processing                              661,850
    3,700   @    BEA Systems, Inc.                                      151,145
      900   @    BMC Software, Inc.                                      21,771
    8,500   @    Citrix Systems, Inc.                                   241,400
    4,600        Computer Associates Intl., Inc.                        148,074
      400   @    Intuit, Inc.                                            12,816
   87,600   @    Microsoft Corp.                                      5,934,900
   92,500   @    Oracle Corp.                                         1,494,800
    9,900   @    Parametric Technology Corp.                            112,860
    1,900   @    Peoplesoft, Inc.                                        70,376
    3,900   @    Peregrine Systems, Inc.                                100,542
    7,200   @    Siebel Systems, Inc.                                   328,176
                                                                   ------------
                                                                      9,494,794
                                                                   ------------
                 Telecommunications: 9.61%
    1,700        Alltel Corp.                                            92,837
   45,900        AT&T Corp.                                           1,022,652
    7,175   @    Avaya, Inc.                                            106,118
   22,500        BellSouth Corp.                                        944,100
    4,400   @    Broadwing, Inc.                                        109,120
    4,100   @    Cabletron Systems                                       64,288
    5,000   @    CIENA Corp.                                            275,300
  131,700   @    Cisco Systems, Inc.                                  2,236,266
   20,700        Corning, Inc.                                          454,779
   24,500   @    Global Crossing Ltd.                                   306,985
   23,900   @    JDS Uniphase Corp.                                     511,221
    2,000   @    Juniper Networks, Inc.                                 118,060
    9,600   @    Level 3 Communications, Inc.                           136,608
   50,600        Lucent Technologies, Inc.                              506,506
   38,900        Motorola, Inc.                                         604,895
   18,000   @    Nextel Communications, Inc.                            292,500
   36,100        Nortel Networks Corp.                                  552,330
   13,400   @    Qualcomm, Inc.                                         768,624
   42,700        Qwest Communications Intl.                           1,746,430
   52,000        SBC Communications, Inc.                             2,145,000
   29,500   @    Sprint Corp. (PCS Group)                               756,085
    9,900   @    Tellabs, Inc.                                          347,589
   49,400        Verizon Communications, Inc.                         2,720,458
   45,900   @    WorldCom, Inc.                                         837,675
                                                                   ------------
                                                                     17,656,426
                                                                   ------------
                 Tobacco: 1.53%
   56,300        Philip Morris Cos., Inc.                             2,821,193
                                                                   ------------
                                                                      2,821,193
                                                                   ------------
                 Toys/Games/Hobbies: 0.20%
    7,800        Hasbro, Inc.                                            95,550
   17,000        Mattel, Inc.                                           274,550
                                                                   ------------
                                                                        370,100
                                                                   ------------
                 Transportation: 0.58%
   17,000        Burlington Northern Santa Fe Corp.                     499,800
    3,200        C.H. Robinson Worldwide, Inc.                           86,592
    6,900   @    FedEx Corp.                                            290,283
    2,800        Norfolk Southern Corp.                                  55,272
    2,400        Union Pacific Corp.                                    136,536
                                                                   ------------
                                                                      1,068,483
                                                                   ------------
                 Trucking & Leasing: 0.01%
      500        Gatx Corp.                                              19,925
                                                                   ------------
                                                                         19,925
                                                                   ------------
                 Total Common Stock (Cost $193,941,782)             183,832,856
                                                                   ------------

Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.40%
                 Repurchase Agreement: 0.30%
$ 549,000        State Street Bank & Trust
                   Repurchase Agreement, 4.250%, due 05/01/01
                   (Collateralized by $610,000 U.S. Treasury Bond,
                   5.250% Due 02/15/29, Market Value $560,598)     $    549,000
                                                                   ------------
                 U.S. Government Obligations: 0.10%
  190,000        U.S. Treasury Note, 5.875%, due 11/30/01               191,985
                                                                   ------------
                 Total Short-Term Investments (Cost $740,067)           740,985
                                                                   ------------
                 Total Investments in Securities
                   (Cost 194,681,849)*                   100.46%   $184,573,841
                 Other Assets and Liabilities-Net         -0.46%       (853,138)
                                                         ------    ------------
                 Net Assets                              100.00%   $183,720,703
                                                         ======    ============

@    Non-income producing security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                 Gross Unrealized Appreciation                     $ 16,348,120
                 Gross Unrealized Depreciation                      (26,456,128)
                                                                   ------------
                 Net Unrealized Depreciation                       $(10,108,008)
                                                                   ============

                 See Accompanying Notes to Financial Statements

INVESTMENT MANAGER

ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR

ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR

ING Pilgrim Securities, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN

State Street Bank & Trust
One Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Pilgrim Securities, Inc. Distributor at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

                            QUSEQSEMIANN043001-062901